Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Supplemental disclosure on the consolidated statements of cash flows

Note 38 – Supplemental disclosure on the consolidated statements of cash flows

Additional disclosures on cash flow information and non-cash activities for the years ended December 31, 2011, 2010 and 2009 are listed in the following table:

(In thousands)	2011	2010	2009

Income taxes paid	$171,818	$41,052	$23,622
Interest paid	517,980	682,943	801,475

Non-cash activities:
Loans transferred to other real estate	$229,064	$183,901	$146,043
Loans transferred to other property	26,148	37,383	37,529
Total loans transferred to foreclosed assets	255,212	221,284	183,572
Transfers from loans held-in-portfolio to loans held-for-sale	121,225	1,020,889	33,072
Transfers from loans held-for-sale to loans held-in-portfolio	28,535	12,388	180,735
Loans securitized into investment securities[1]	1,101,800	817,528	1,355,456
Net (recoveries) write-downs related to loans transferred to loans held-for-sale	(1,101)	327,207	-
Securities sold not yet delivered	69,535	23,055	29,988
Recognition of mortgage servicing rights on securitizations
or asset transfers	19,971	15,326	23,795
Gain on retained interest (sale of EVERTEC)	-	93,970	-
Treasury stock retired	-	-	207,139
Change in par value of common stock	-	-	1,689,389
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	102,353	-	-
Conversion of preferred stock to common stock:
Preferred stock converted	-	(1,150,000)	-
Common stock issued	-	1,341,667	-
Trust preferred securities exchanged for new common stock issued:
Trust preferred securities exchanged	-	-	(397,911)
Common stock issued	-	-	317,652
Preferred stock exchanged for new common stock issued:
Preferred stock exchanged (Series A and B)	-	-	(524,079)
Common stock issued	-	-	293,691
Preferred stock exchanged for new trust preferred securities issued:
Preferred stock exchanged (Series C)	-	-	(901,165)
Trust preferred securities issued (junior subordinated debentures)	-	-	415,885
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

For the year ended December 31, 2010 the changes in operating assets and liabilities included in the reconciliation of net income to net cash provided by operating activities, as well as the changes in assets and liabilities presented in the investing and financing sections are net of the effect of the assets acquired and liabilities assumed from the Westernbank FDIC-assisted transaction. The cash received in the transaction, which amounted to $261 million, is presented in the investing activities section of the Consolidated Statements of Cash Flows as “Cash acquired related to business acquisitions”.